Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 12,393	$ 9,825
Cost of sales	10,054	7,974
Mine operating income	2,339	1,851
Operating expenses
General and administrative expenses	1,272	1,184
Share-based payments	423	339
Income loss	644	328
Other items
Interest and other income	3	209
Gain (loss) on long-term investments	132	(319)
Fair value adjustment on warrant liability	0	(293)
Foreign exchange gain (loss)	80	(136)
Finance cost	2	74
Accretion of reclamation provision	(51)	(11)
Interest expense	(90)	(45)
Income (loss) before income taxes	716	(341)
Income taxes:
Current income tax expense	(199)	(25)
Deferred income tax recovery	82	14
Income tax expense	(117)	(11)
Net income (loss)	599	(352)
Items that may be reclassified subsequently to profit or loss:
Currency translation differences	(111)	(263)
Total comprehensive income (loss)	$ 488	$ (615)
Earnings (loss) per share
Basic	$ 0.00	$ (0.00)
Diluted	$ 0.00	$ (0.00)
Weighted average number of common shares outstanding
Basic	130,027,962	118,572,700
Diluted	133,022,671	122,602,929